Summary of Significant Accounting Policies - Schedule of Assumptions Used in Black-scholes Model to Options Issued (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	4 years	5 years
Stock price volatility	230.00%	123.00%
Risk free interest rate	1.92%	1.23%
Expected dividends	0.00%	0.00%
Forfeiture rate	21.00%	20.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	2 years 6 months	2 years 6 months
Stock price volatility	84.36%	84.36%
Risk free interest rate	1.22%	1.22%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	5 years	5 years
Stock price volatility	173.92%	153.07%
Risk free interest rate	2.23%	1.24%